Operating Costs and Non-underlying Items (Tables)	12 Months Ended
Dec. 31, 2017
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Gross Profit and Operating Cost
€ million	€ million	€ million
	2017	2016	2015
Turnover	53,715	52,713	53,272
Cost of sales	(30,547)	(30,229)	(30,808)
of which: Distribution costs	(3,241)	(3,246)	(3,358)

Gross profit	23,168	22,484	22,464
Selling and administrative expenses	(14,311)	(14,683)	(14,949)
of which: Brand and marketing investment	(7,566)	(7,731)	(8,003)
Research and development	(900)	(978)	(1,005)

Operating profit	8,857	7,801	7,515

Non-underlying Items

Non-underlying items are disclosed on the face of the income statement to provide additional information to users to help them better understand underlying business performance.

		€ million	€ million	€ million
	Notes	2017	2016	2015
Non-underlying items within operating profit before tax		(543)	(823)	(796)
Acquisition and disposal-related costs		(159)	(132)	(105)
Gain/(loss) on disposal of group companies(b)		334	(95)	(9)
Restructuring costs		(638)	(578)	(446)
Impairments and other one-off items(c)		(80)	(18)	(236)
Tax on non-underlying items within operating profit		77	213	180
Non-underlying items within operating profit after tax		(466)	(610)	(616)
Non-underlying items not in operating profit but within net profit before tax
Premium paid on buy back of preference shares	25	(382)	-	-
Tax impact of non-underlying items not in operating profit but within net profit		578	-	-
Tax on premium paid on buy back of preference shares (non deductible)		-	-	-
Impact of US tax reform	6A	578	-	-
Non-underlying items not in operating profit but within net profit after tax		196	-	-
Non-underlying items after tax(d)		(270)	(610)	(616)

Attributable to:
Non-controlling interest		(8)	(9)	(11)
Shareholders’ equity		(262)	(601)	(605)

(a)	Previously we have reported non-core items. From 2017 we report non-underlying items and have revised the presentation of 2016 and 2015 information.
(b)	2017 includes a gain of €309 million from the sale of AdeS soy beverage business in Latin America.
(c)	2017 includes an €80 million charge for legal cases in relation to investigations by national competition authorities including those within Italy and South Africa. 2016 includes €18 million in foreign exchange losses resulting from remeasurement of the Argentinian business (2015: €52 million). 2015 includes an €86 million charge for legal cases related to a number of investigations by local competition regulators, a €14 million charge relating to other one-off legal cases, and €84 million in foreign exchange losses resulting from remeasurement of the Venezuelan business.
(d)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax

Other Significant Cost

Other significant cost items within operating costs include:

		€ million	€ million	€ million
	Notes	2017	2016	2015
Staff costs	4A	(6,712)	(6,523)	(6,555)
Raw and packaging materials and goods purchased for resale		(21,579)	(21,122)	(21,543)
Amortisation of finite-life intangible assets and software	9	(365)	(310)	(273)
Depreciation of property, plant and equipment	10	(1,173)	(1,154)	(1,097)
Exchange gains/(losses):		(214)	(209)	(87)
On underlying transactions		(51)	(28)	(118)
On covering forward contracts		(163)	(181)	31
Lease rentals:		(557)	(531)	(534)
Minimum operating lease payments		(568)	(536)	(546)
Less: Sub-lease income relating to operating lease agreements		11	5	12